Fair Value Measurements (Tables)	9 Months Ended
Dec. 31, 2020
Fair Value Measurements
Schedule of Company's assets that are measured at fair value on a recurring basis

			Significant Other	Significant Other
		Quoted Prices in Active	Observable Inputs	Unobservable Inputs
Description	December 31, 2020	Markets (Level 1)	(Level 2)	(Level 3)
Assets held in Trust Account:
Marketable securities	$135,706,395	$135,706,395	$—	$—
Total	$135,706,395	$135,706,395	$—	$—